ING

December 7, 2005

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Separate Account B of ING USA Annuity and Life Insurance Company
Prospectus Name: ING SmartDesign Advantage Certification pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act")
File No.: 333-63692; 811-05626
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Ladies and Gentlemen:

Please be advised that in lieu of filing a copy of the ING SMARTDESIGN ADVANTAGE Prospectus Supplement under Rule 497(c) of the 1933 Act for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)

The form of the prospectus supplement that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically.

If you have any questions, comments or need more information, please call the undersigned at (610) 425-3563.

Sincerely,

/s/James A. Shuchart

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James A. Shuchart

ING SMARTDESIGN

Issued by ING USA Annuity and Life Insurance Company
1475 Dunwoody Drive	Tel: 610-425-3563
West Chester, PA 19380-1478	Fax: 610-425-3735